Cash, cash equivalents and financial assets - Variation of Short-term Investments and Non-current Financial Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance, current investments	€ 15,978		€ 15,217
Short-term investments, acquisitions	0		0
Short-term investments, disposals	0		0
Short-term investments, variation of fair value through the consolidated statement of income	123		481
Short-term investments, variation of accrued interest	0		0
Short-term investments, foreign currency effect	(1,256)		280
Ending balance, current investments	14,845		15,978
Beginning balance, non-current financial assets	37,005	[1]	35,181
Non-current financial assets, acquisitions	3,000		0
Non-current financial assets, disposals	0		(2,000)
Non-current financial assets, variation of fair value through the consolidated statement of income	(700)		3,585
Non-current financial assets, variation of accrued interest	372		(237)
Non-current financial assets, foreign currency effect	0		0
Ending balance, non-current financial assets	38,934		37,005	[1]
Beginning balance, total	52,983		50,398
Total, acquisitions	3,000		0
Total, disposals	0		(2,000)
Total, variation of fair value through the consolidated statement of income	(577)		4,066
Total variance of accrued interest	(372)		237
Total, foreign currency effect	(1,256)		280
Ending balance, total	€ 53,779		€ 52,983

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.